Paras Madho
Director
Securities Operations

NYSE Group

07069073

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

1-32912

[redacted]

July 12, 2007

CERT NYS

RECD S.E.C.
JUL 1 2 2007
1086

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, WisdomTree Trust, Shares of beneificial interest, $0.001 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 11, 2007. Tentative listing date – July 13, 2007.

Sincerely,

PROCESSED
JUL 17 2007
THOMSON
FINANCIAL

1350487

Global Corporate Client Group
20 Broad Street, 17th Floor
New York, NY 10005
212-656-3000
212-656-5893 (Fax)

**NYSE**
New York Stock Exchange

## FACSIMILE TRANSMITTAL SHEET

| | |
|---|---|
| TO: Ms. Velma T. Smith | FROM: Ms. Bibi K. David |
| COMPANY: Securities & Exchange Commission | DATE: 7-12-07 |
| FAX NUMBER: 202-777-1030 | TOTAL NO. OF PAGES INCLUDING COVER: - 02 - |
| PHONE NUMBER: 202-551-8203 | SENDER'S PHONE NUMBER: (212) 656-2794 |
| RE: Certification Letters | SENDER'S FAX NUMBER: (212) 656-5893 |

☐ URGENT ☐ FOR REVIEW ☐ PLEASE COMMENT ☐ PLEASE REPLY ☐ PLEASE RECYCLE

WisdomTree Trust
(Shares of Beneficial interest, $0.001 par value per share)

END